Debt - Term Loan (Details) $ / shares in Units, $ in Millions		1 Months Ended	9 Months Ended
	Oct. 13, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) tranche $ / shares shares	Aug. 26, 2021 $ / shares	Mar. 15, 2006 $ / shares
Line of Credit Facility [Line Items]
Warrants, exercise price | $ / shares				$ 11.50	$ 1.14
Silicon Valley Bank and SVB Innovation Credit Fund VIII, L.P.,
Line of Credit Facility [Line Items]
Percent of outstanding principal and interest collateralized			50.00%
Term loan agreement
Line of Credit Facility [Line Items]
Number of tanches | tranche			3
Amount of loan drawn	$ 10.0	$ 20.0
Amount that are eligible to disburse			$ 10.0
Borrowings bearing interest rate			7.50%
Advance notice period			30 days
Prepayment fee			3.00%
Prepayment fee after March 30, 2022			2.00%
Prepayment fee after March 30, 2023			1.00%
Warrants, exercise price | $ / shares			$ 10.28
Warrants immediately exercisable | shares			287,704
Fair value of warrants			$ 2.4
Final payment fee (as a percent)			5.00%
Final payment fee			$ 1.0
Debt issuance costs			$ 0.3
Number of warrants with no probable funding that becomes exercisable | shares		123,302
Number of warrants that becomes exercisable for no probable funding | shares	123,302
Exercise price of warrants that became exercisable for no probable funding (USD per share) | $ / shares	$ 10.28
Term loan agreement | Prime Rate
Line of Credit Facility [Line Items]
Borrowings bearing interest rate			7.50%
Basis spread on variable rate			4.25%
Term loan agreement | Silicon Valley Bank and SVB Innovation Credit Fund VIII, L.P.,
Line of Credit Facility [Line Items]
Maximum loan facility amount		$ 50.0